Summary of Significant Accounting Policies and Practices - Additional information (Details) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) Institution	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Accounting Policies [Line Items]
Deposit					$ 2,434	$ 1,504
Certificate of deposit					$ 403
Number of financial institutions in which company maintains cash and cash reserve for users | Institution					5
Number of financial institutions in which company maintains majority of cash and cash reserve for users | Institution					1
DFS Entry fee					$ 10,000
Revenue recognized related to breakage	$ 107	$ 82	$ 200	$ 716	1,179	421	$ 1,800
Advertising and promotion costs					$ 152,203	$ 124,541	$ 137,121
D K F S L L C
Accounting Policies [Line Items]
Equity method investment ownership percentage					46.00%